INCOME TAXES	12 Months Ended
Sep. 30, 2013
INCOME TAXES [Abstract]
INCOME TAXES

NOTE 11 - INCOME TAXES

The provision for income taxes consists of the following (in thousands):

	Years Ended September 30,
	2013	2012

Current expense	$583	$448
Deferred expense (benefit)	300	(41)
	$883	$407

The following tabulation reconciles the federal statutory tax rate of 34% to the effective rate of taxes provided for income taxes (in thousands):

	Years Ended September 30,
	2013	2012

Tax at statutory rate	$1,033	$675
Tax exempt interest	(184)	(271)
Income from company owned life insurance	(69)	(74)
Other	103	77
Federal income tax expense	$883	$407

Effective Tax Rate	29.06%	20.49%

The components of the Company's net deferred tax asset (liability) as of September 30, 2013 and 2012 are summarized as follows (in thousands):

	2013	2012
Deferred tax assets:
Deferred compensation plan	$369	$356
Deferred loan origination fees	25	29
Allowance for loan losses	676	681
AMT credit carryforward	331	446
Fictitious loans loss	-	323
Unrealized losses on available for sale securities	402	-
Stock based compensation plans	77	-
Basis in other real estate owned	54	23
ESOP compensation expense	51	38
Other	11	7
	1,996	1,903

Deferred tax liabilities:
Federal Home Loan Bank stock dividends	431	431
Basis in property and equipment	318	331
Accretion on securities	7	32
Mortgage servicing rights	104	75
Unrealized gains on available for sale securities	-	884
	860	1,753
Net deferred tax asset	$1,136	$150

Management evaluated whether a valuation allowance was necessary based on taxes paid in prior periods and recoverable, projected future income, projected future reversals of deferred tax items, and tax planning strategies. Based on its assessments, management concluded that it was more likely than not that all deferred tax assets could be realized based primarily on current taxes paid and recoverable and projected reversals of deferred tax liabilities, as well as future income. As such, no valuation allowance was recorded as of September 30, 2013 or 2012.

The Company is subject to U.S. federal income tax. The Company is no longer subject to examination by taxing authorities for years before September 30, 2010.

The Company had no unrecognized tax benefits at September 30, 2013 or 2012. No change in unrecognized tax benefits is expected in the next twelve months.

Retained earnings at September 30, 2013 included approximately $2,341,000 for which no provision for federal income taxes has been made. This amount represents the tax bad debt reserve at September 30, 1987, which is the end of the Association's base year for purposes of calculating the bad debt deduction for tax purposes. If this portion of retained earnings is used in the future for any purpose other than to absorb bad debts, the amount used will be added to future taxable income. The unrecorded deferred tax liability on the above amount at September 30, 2013 was approximately $796,000.